Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Jul. 20, 2014
GMO Special Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO SPECIAL OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Positive total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 30, 2015
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund commenced operations on or following the date of this Prospectus, the Fund’s portfolio turnover rate is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The amounts shown reflect applicable expense reimbursements and waivers noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If you sell your shares
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	GMO will generally use a fundamental approach to identify investments that are, in GMO’s judgment, trading below their intrinsic value. GMO expects that the Fund will focus its investments in a limited number of investments. GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark. In addition, the Fund does not seek to outperform a particular securities market index or blend of market indices (i.e., the Fund does not seek “relative” return). The factors considered and investment methods used by GMO can change over time.

The Fund may have long or short exposure to non-U.S. and U.S. equities (which may include emerging country equities and equities of any market capitalization), non-U.S. and U.S. fixed income instruments (which may include asset-backed securities and other fixed income instruments of any credit quality, including those that are below investment grade (commonly referred to as “junk bonds”), including distressed and defaulted instruments, and having any maturity or duration), currencies, and, from time to time, other alternative instruments (e.g., instruments that seek exposure to or reduce risks of market volatility).

The Fund is not restricted in its exposure to any particular asset class, and at times may be substantially exposed (long or short) to a single asset class (e.g., equities or fixed income securities). In addition, the Fund is not restricted in its exposure (long or short) to any particular market. The Fund may have substantial exposure (long or short) to a particular country or type of country (e.g., emerging countries). The Fund could be subject to material losses from a single investment.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter (OTC) derivatives, including, without limitation, reverse repurchase agreements, options, futures, swap contracts (such as swaps on securities and securities indices, total return swaps, interest rate swaps, currency swaps, credit default swaps, variance swaps, commodity swaps, inflation swaps, and other types of available swap agreements), swaptions, and foreign currency derivative transactions. In addition, the Fund may lend its portfolio securities. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund may have gross investment exposures in excess of its net assets (i.e., the Fund may be leveraged) and therefore is subject to heightened risk of loss. The Fund’s performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund may make some or all of its investments through one or more wholly-owned, non-U.S. subsidiaries. GMO may serve as the investment manager to these companies but will not receive any additional management or other fees for its services.

		The Fund also may invest in GMO U.S. Treasury Fund (“U.S. Treasury Fund”), another GMO Fund described in a separate prospectus (see “Investment in Other GMO Funds” below for a more detailed description of U.S. Treasury Fund’s investment objectives and strategies) and money market funds that are unaffiliated with GMO.
Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. To the extent the Fund invests in wholly-owned subsidiaries, other GMO Funds and other investment companies (collectively, “underlying Funds”), references to investments include those held directly by the Fund and indirectly through the Fund’s investments in those underlying Funds. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in its underlying Funds, see “Description of Principal Risks.”
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s overestimation of those investments. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities. Investments in distressed or defaulted instruments generally are considered speculative and may involve substantial risks not normally associated with investments in healthier companies, including adverse business, financial or economic conditions that can lead to defaulted payments and insolvency proceedings. In particular, distressed or defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments, and the Fund may incur additional expenses to seek recovery. If GMO’s evaluation of the eventual recovery value of a distressed or defaulted instrument should prove incorrect, the Fund may lose a substantial portion or all of its investment or it may be required to accept cash or instruments with a value less than the Fund’s original investment.
  Illiquidity Risk – Low trading volume, lack of a market maker, large position size or legal restrictions may limit or prevent the Fund from selling particular securities or closing derivative positions at desirable prices.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s foreign currency holdings and investments denominated in foreign currencies.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could reduce the value of the Fund’s investments.
  Focused Investment Risk – Focusing investments in a limited number of countries, regions, sectors, companies, or industries that are subject to the same or similar risk factors creates more risk than if the Fund’s investments were more diversified.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund and/or its shareholders may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to changes in the value of the underlying assets, rates or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of written options will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying investment, pool of investments, index or currency. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin, or otherwise honor its obligations.
  Commodities Risk – Commodities prices can be extremely volatile, and exposure to commodities can cause the net asset value of the Fund’s shares to decline or fluctuate in a rapid and unpredictable manner.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those underlying Funds (including exchange-traded funds) will not perform as expected.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund had not yet completed a full calendar year of operations as of the date of this Prospectus, performance information for the Fund is not included.
GMO Special Opportunities Fund | Class III
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.50%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.50%
Management fee	rr_ManagementFeesOverAssets	1.10%	[1]
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.15%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.47%	[2]
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[2]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	1.40%	[2]
1 Year	rr_ExpenseExampleYear01	$ 243	[3]
3 Years	rr_ExpenseExampleYear03	561
1 Year	rr_ExpenseExampleNoRedemptionYear01	192	[3]
3 Years	rr_ExpenseExampleNoRedemptionYear03	506
GMO Special Opportunities Fund | Class IV
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.50%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.50%
Management fee	rr_ManagementFeesOverAssets	1.10%	[1]
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.10%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.42%	[2]
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[2]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	1.35%	[2]
1 Year	rr_ExpenseExampleYear01	238	[3]
3 Years	rr_ExpenseExampleYear03	546
1 Year	rr_ExpenseExampleNoRedemptionYear01	187	[3]
3 Years	rr_ExpenseExampleNoRedemptionYear03	490
GMO Special Opportunities Fund | Class V
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.50%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.50%
Management fee	rr_ManagementFeesOverAssets	1.10%	[1]
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.085%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.41%	[2]
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[2]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	1.34%	[2]
1 Year	rr_ExpenseExampleYear01	237	[3]
3 Years	rr_ExpenseExampleYear03	543
1 Year	rr_ExpenseExampleNoRedemptionYear01	186	[3]
3 Years	rr_ExpenseExampleNoRedemptionYear03	487
GMO Special Opportunities Fund | Class VI
Risk/Return:	rr_RiskReturnAbstract
Purchase premium (as a percentage of amount invested)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	0.50%
Redemption fee (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	0.50%
Management fee	rr_ManagementFeesOverAssets	1.10%	[1]
Shareholder service fee	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.055%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.14%	[2]
Acquired fund fees and expenses (underlying fund expenses)	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%	[2]
Total annual operating expenses	rr_ExpensesOverAssets	1.38%	[2]
Expense reimbursement/waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[2]
Total annual operating expenses after expense reimbursement/waiver (Fund and underlying fund expenses)	rr_NetExpensesOverAssets	1.31%	[2]
1 Year	rr_ExpenseExampleYear01	234	[3]
3 Years	rr_ExpenseExampleYear03	533
1 Year	rr_ExpenseExampleNoRedemptionYear01	183	[3]
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 478

[1]	Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") has contractually agreed to reimburse the Fund for the portion of its "Specified Operating Expenses" (as defined below) that exceeds 0.10% of the Fund's average daily net assets. "Specified Operation Expenses means only the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. GMO also has agreed to waive or reduce the Fund's management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees paid to GMO that are directly or indirectly borne by the Fund or a class of shares of the Fund as a result of the Fund's direct or indirect investments in other series of GMO Trust ("GMO Funds"). Management fees and shareholder service fees will not be waived below zero. This reimbursement and waiver will continue through at least July 30, 2015, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[2]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year.
[3]	After reimbursement/waiver